As filed with the Securities and Exchange Commission on July 18, 2025
Commission File Nos. 333-235566
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 652	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Scott J. Golde, Esq., Senior Vice President, General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Assistant Vice President, Insurance Legal & Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 21, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated July 21, 2025
To The Prospectus Dated April 28, 2025 For

ELITE ACCESS II® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective July 21, 2025 your prospectus is revised to update disclosures relating to the maximum issue age. Your prospectus is revised as follows:

➢    In the section titled “THE ANNUITY CONTRACT” beginning on page 8 of the prospectus, the second to last sentence in the initial paragraph has been deleted and replaced with the following:

•We will not issue a Contract to someone older than age 90 (age 85 for Contracts issued prior to July 21, 2025).

______________________________
(To be used with JMV23537NY 04/25)

VPS00104 07/25

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

(d)	Contracts.

(d)(1)
Specimen of Individual Deferred Variable and Fixed Annuity Contract with Market Value Adjustment (VA670NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235566 and 811-08401).

(d)(2)
Specimen of Individual Deferred Variable Annuity Contract (VA680NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235566 and 811-08401).

(d)(3)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (7725NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

(d)(4)	Specimen of Retirement Plan Endorsement (7275NY), incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

(d)(5)
Form of Individual Retirement Annuity Endorsement (ICC18 7715NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

(d)(6)
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228806 and 811-08401).

(d)(7)
Form of Non-Qualified Stretch Annuity Endorsement (7723NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-177298 and 811-08401).

(d)(8)
Specimen of Charitable Remainder Trust Endorsement (7487NY), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

(d)(9)	Form of Unisex Contract Endorsement (7763NY), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235566 and 811-08401).

(d)(10)
Form of Return of Premium Guaranteed Minimum Death Benefit (7731NY), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 10, 2018 (File Nos. 333-217502 and 811-08401).

(d)(11)
Form of Guaranteed Minimum Accumulation Benefit (7815ANY), incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on December 5, 2024 (File Nos. 333-235566 and 811-08401).

(e)	Applications.

(e)(1)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV670 04/20), incorporated herein by reference to Registrant's Registration Statement, filed on December 18, 2019 (File Nos. 333-235566 and 811-08401).

(e)(2)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV670 04/20), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 10, 2020 (File Nos. 333-235566 and 811-08401).

(e)(3)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV670 04/21), incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(e)(4)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV670 04/22), incorporated herein by reference to Registrant's Post-Effective Amendment No. 3, filed on April 19, 2022 (File Nos. 333-235566 and 811-08401).

(e)(5)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV670 10/24), incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on October 15, 2024 (File Nos. 333-235566 and 811-08401).

(e)(6)
Form of the Elite Access II Individual Variable and Fixed Annuity Application (NV525 12/24), incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on December 5, 2024 (File Nos. 333-235566 and 811-08401).

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

(f)(3)
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

(g)	Reinsurance Contracts.

(g)(1)
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

(g)(2)
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

(g)(3)
Amendment No. 2 to the Reinsurance Agreement Effective December 31, 2024 between Jackson National Life Insurance Company of New York ("Ceding Company") and Jackson National Life Insurance Company ("Reinsurer"), with effective date December 31, 2024, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on April 22, 2025 (File Nos. 333-235566 and 811-08401).

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company of New York, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company of New York, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235566 and 811-08401).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xii)
First Amendment to Fund of Funds Investment Agreement (American Funds), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiii)
Fund of Funds Investment Agreement (T. Rowe Price Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xiv)
Fund of Funds Investment Agreement (VanEck ETF Trust Rule 12d1-4), dated October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(h)(3)(xv)
First Amendment to Fund of Funds Investment Agreement (BlackRock Rule 12d1-4), effective October 21, 2024, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on October 15, 2024 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(i)(2)
Administrative Services Agreement between Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, dated November 3, 1997, incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on April 23, 2024 (File Nos. 333-235566 and 811-08401).

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on April 22, 2025 (File Nos. 333-235566 and 811-08401).

Item 29	Organizational Chart, attached hereto.
Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 1 Corporate Way Lansing, MI 48951	Director

Nancy F. Heller 1 Corporate Way Lansing, MI 48951	Director

Robert K. Butler 300 Innovation Drive Franklin, TN 37067	Director

Byron P. Thompson 1 Corporate Way Lansing, MI 48951	Director

David S. Berkowitz 1 Corporate Way Lansing, MI 48951	Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer

Christopher A. Raub 1 Corporate Way Lansing, MI 48951	President

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Financial Officer

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Risk Officer

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Innovation and Technology Officer

Scott E. Romine 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chair, and Director

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Senior Vice President and Controller

Scott J. Golde 300 Innovation Drive Franklin, TN 37067	Senior Vice President, General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, Chief Information Security Officer and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President, Operations

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Human Resources Officer

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Senior Vice President, Litigation, Employment, Investigations, and Legal Operations

Dean R. Scott 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Development and Treasury

Lin L. Sun 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Senior Vice President and Chief Actuary

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Senior Vice President, Planning and Asset Liability Management

Elizabeth Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1Corporate Way Lansing, MI 48951	Vice President and Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lauren B. Dunn 300 Innovation Drive Franklin, TN 37067	Vice President, Corporate Legal

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Margaret C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer and Anti-Money Laundering Compliance Officer

Deidre J. Kosier 1Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Efthimios Lekas 225 W. Wacker Dr. Suite 1200 Chicago, IL 60606	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa A. Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Stefan C. Ott 1 Corporate Way Lansing, MI 48951	Vice President

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

Danielle E. Robinson 1 Corporate Way Lansing, MI 48951	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Srikant Vatturi Venkata Satya 1 Corporate Way Lansing, MI 48951	Vice President, Asset Liability Management

John A. Vandercruyssen 1 Corporate Way Lansing, MI 58951	Vice President, Assistant Controller

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is attached hereto.

Item 30. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

(a)    Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Scott Romine 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, Chair and Manager

Hilary Cranmore 1 Corporate Way Lansing, MI 48951	Manager

Savvas P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Product Development and Strategy Execution Officer

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President, National Sales Desk and Distribution Intelligence

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kimberly Plyer 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Head of IPA, Platform Distribution and Planning

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

Lisa Backens 300 Innovation Drive Franklin, TN 37067	Vice President

Mercedes Biretto 1 Corporate Way Lansing, MI 48951	Vice President

Chris Bogren 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Chardae Hawley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Bob McAllister 300 Innovation Drive Franklin, TN 37067	Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President, Divisional and HPW Sales Manager

Matt Ohme 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Darweshi Whitfield 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 33. Management Services

    Not Applicable.

Item 34. Fee Representations

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 18th day of July, 2025.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	July 18, 2025
Laura L. Prieskorn, Chief Executive Officer

*	July 18, 2025
Christopher A. Raub, President and Director

*	July 18, 2025
Don W. Cummings, Executive Vice President and Chief Financial Officer

*	July 18, 2025
Craig A. Anderson, Senior Vice President and Controller

*	July 18, 2025
Barrett M. Bonemer, Vice President and Director

*	July 18, 2025
Scott E. Romine, Executive Vice President, Chair, and Director

*	July 18, 2025
Robert K. Butler, Director

*	July 18, 2025
Byron P. Thompson, Director

*	July 18, 2025
Patrick G. Boyle, Director

*	July 18, 2025
Nancy F. Heller, Director

*	July 18, 2025
David S. Berkowitz, Director

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (“Jackson of NY”), a New York corporation, hereby appoint Laura L. Prieskorn, Christopher A. Raub, Don W. Cummings, Carrie L. Chelko, Susan S. Rhee, and Scott J. Golde, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, 333-228806, 333-235566, 333-235568, and 333-252332), JNLNY Separate Account II (File No. 333-86933), JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), and Jackson National Life Insurance Company of New York (File Nos. 333-285257, 333-285258, 333-284838, and 333-284839), as well as any future separate account(s) and/or future file number(s) that Jackson of NY establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 14th day of April, 2025.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer

/s/ CHRISTOPHER A. RAUB
Christopher A. Raub, President

/s/ DON W. CUMMINGS
Don W. Cummings, Executive Vice President and Chief Financial Officer

/s/ CRAIG A. ANDERSON
Craig A. Anderson, Senior Vice President and Controller

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ SCOTT E. ROMINE
Scott E. Romine, Executive Vice President, Chair, and Director

/s/ ROBERT K. BUTLER
Robert K. Butler, Director

/s/ BYRON P. THOMPSON
Byron P. Thompson, Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

/s/ DAVID S. BERKOWITZ
David S. Berkowitz, Director

EXHIBIT LIST

Exhibit No.	Description
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.
29	Organizational Chart.